TRADE ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE

7.TRADE ACCOUNTS RECEIVABLE

7.1Breakdown of balances

	December 31,	December 31,
	2019	2018
Domestic customers
Third parties	1,027,034	853,684
Receivables Investment Fund ("FIDC")	—	22,299
Related parties (note 11)	23,761	36,727

Foreign customers
Third parties	2,027,018	1,661,527

(-) Expected credit losses	(41,996)	(37,179)
	3,035,817	2,537,058

The Company performs factoring transactions for certain customers’ receivables where, substantially all risks and rewards related to these receivables are transferred to the counterpart, so that these receivables are derecognized from accounts receivable in the balance sheet. This transaction refers to an additional cash generation opportunity and may be discontinued at any time without significant impact on the Company's operation and is therefore classified as a financial asset measured at amortized cost. The impact of these factoring transactions on the accounts receivable in the balance sheet as at December 31, 2019, is R$3,544,625 (R$396,563 as at December 31, 2018).

7.2    Breakdown of trade accounts receivable by maturity

	December 31,	December 31,
	2019	2018
Current	2,552,459	2,119,188
Overdue
Up to 30 days	180,909	291,050
From 31 to 60 days	148,388	54,845
From 61 to 90 days	20,448	10,982
From 91 to 120 days	20,680	7,446
From 121 to 180 days	17,899	6,285
More than 180 days	95,034	47,262
	3,035,817	2,537,058

7.3    Rollforward of the expected credit losses

	December 31,	December 31,
	2019	2018

Beginning balance	(37,179)	(38,740)
Business combination with Fibria (1)	(5,947)	—
Addition	(18,650)	(11,578)
Reversal	6,364	5,128
Write-off	13,383	8,993
Exchange rate variation	33	(982)
Ending balance	(41,996)	(37,179)
1)	Business combination with Fibria and its subsidiaries held on January 3, 2019, Note 1.2.1.

The Company maintains guarantees for overdue securities in its commercial operations, through credit insurance policies, letters of credit and other guarantees. These guarantees avoid the need to recognize expected credit losses, in accordance with the Company's credit policy.

7.4    Main customers

The Company has one customer for 10% of net sales of pulp segment for the year ended on December 31, 2019 and 2018.